Significant Accounting Policies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES

a.      Basis of presentation of the financial statements:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. In management’s opinion, the unaudited condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual consolidated financial statements and accompanying notes for its fiscal year ended December 31, 2021. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2021, are applied consistently in these interim consolidated financial statements, unless otherwise stated.

b.      Use of estimates:

The preparation of condensed financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates.

c.      Recently adopted accounting pronouncements:

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

d.      Recently issued accounting pronouncements not yet adopted:

In February 2016, the FASB issued ASU 2016-02 — Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company does not expect a material impact of the new guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES

a.      Basis of Presentation:

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (U.S. GAAP) as set forth in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC).

The consolidated financial statements include accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in the consolidation.

b.      Use of estimates:

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions include, but are not limited to, valuation allowance for deferred tax assets, share-based compensation including the fair value of the Company’s Ordinary shares, useful lives of property and equipment, fair value of SAFE and warrants. The Company’s management believes that the estimates, judgments and assumptions are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The Company also considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods. Such changes could result in future impairments of intangibles and long-lived assets.

c.      Financial statements in U.S. dollars:

A substantial portion of the Company’s financing activities, including equity transactions and cash investments, are incurred in U.S. dollars. The Company’s managements believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

The Company had determined the functional currency of its foreign subsidiaries is the U.S. dollar. The foreign operations are considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiaries are dependent on the economic environment of the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expense as appropriate.

d.      Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from acquisition date.

e.      Short-term deposits:

Short-term bank deposits are mainly restricted deposits with a maturity of more than three months and less than one year and is used to secure Company’s credit card and bank loan payment. As of December 31, 2021 and 2020, the Company’s deposits are denominated mainly in U.S. dollars and bear interest at the weighted average annual rate of 0.01% and 0.01%, respectively. Short-term deposits are presented at cost, including accrued interest.

f.       Funds held by clearing companies:

Funds held by clearing companies represents the amounts collected by payment processing companies from travelers and not yet transferred to the Company. These amounts comprised of (i) an amount which is not yet transferred from the clearing company to the Company according to terms with the clearing companies and (ii) a reserve which is held by the clearing company and transfer to the Company on the check-in of the traveler. Refer also to note 2q.

g.      Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	7

h.      Intangible assets:

Intangible assets are amortized on a straight-line basis over the estimated useful life of the respective asset. Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.

i.       Impairment of long-lived assets:

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2021 and 2020, no impairment losses have been identified.

j.       Revenue recognition:

Revenues are recognized in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which applies to all contracts with customers. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

•        identify the contract(s) with a customer;

•        identify the performance obligations in the contract;

•        determine the transaction price;

•        allocate the transaction price to the performance obligations in the contract; and

•        recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.

The Company’s customers are the travelers and some of its hotel service providers.

Company’s revenues from travelers are generated by providing online travel reservation services, which allows traveler by using the Company’s platform to book hotel room reservation with hotel service providers. In addition, as part of the services, the Company provides post booking services which may include assistance in changes of reservations, additional requests, cancellations, assistance in managing customer complaints until the travelers checked into the hotel. Such promised services represent the Company’s performance obligation with travelers.

The Company’s contracts with hotel service providers provide the Company rates and availability information for rooms without transferring responsibility to deliver the service to the Company. Since the hotel service provider is the primarily responsible for providing the services, and the Company does not control the service provided by the hotel service provider to the traveler, the Company’s revenues are presented on a net basis in the consolidated statements of operations. The Company excludes all taxes assessed by a government authority, if any, from the measurement of transaction prices that are imposed on its travel related services or collected by the Company from travelers (which are therefore excluded from revenue).

Cash collected from the travelers in advance includes the amounts owed to the hotel service providers and the Company’s service fee. The Company records cash payment received from travelers as advance from travelers and deferred revenue. Advance from travelers represent the principally amount to be payable to the hotel service providers. Deferred revenue represents the Company’s estimated service fee from the traveler.

Payments to hotel service providers are generally due within 30 days of check-in or stay.

The Company records the payments in advances from travelers and deferred revenues until the traveler check-in the hotel occurs, at which point the Company recognizes the revenue, net of amounts payable to hotel service providers, as this is when the Company’s performance obligation is satisfied.

The balance of deferred revenues reflects the amount of the transaction price of the unsatisfied performance obligations at the end of reporting period. The Company anticipates that it will satisfy all of its performance obligation associated with the deferred revenue within a year of the balance sheet date.

The Company also engaged with some of its hotel service providers in agreements. The nature of the service promised to the hotel service providers is to attract a large number of travelers looking to obtain reservations, and therefore obtain a higher level of occupancy. Such service represents the Company’s performance obligation. The Company’s agreements with such hotel service providers determine the commission the Company would be entitled to variable consideration is included in the transaction price if in the Company’s judgment it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The consideration promised in such agreements represent a variable amount. The Company determines that it does not have sufficient experience with these types of services. Thus, the Company concludes it is not probable that a significant reversal in cumulative amount of revenue recognized will not occur when the uncertainty is resolved, and therefore recognize such revenues when such amounts become due to the Company, i.e., when the uncertainty is resolved.

The traveler has the option to cancel its booking before check-in, which may include a cancelation charge. The Company and hotel service providers are not entitled to any amount unless there is a cancellation fee to be paid by the traveler. The Company will refund the collected cash to the traveler and cancel the amount owed to the hotel service provider. Cancellation fee, if any, is recognized at a point of time.

As of December 31, 2021 and 2020, an amount of $1,491 and $114, respectively, are subject to cancelation, which represents the entire deferred revenues of the Company.

The travelers pay the Company for the hotel room reservations when they book the reservation by payment to processing companies (“clearing companies”). The funds held by the clearing companies are classified as Funds held by clearing companies.

Clearing fees are considered as fulfillment costs. The Company elected to use the practical expedient and recognize the costs as an expense when they occur since the amortization period of the assets that the Company otherwise would have recognized is one year or less. Similarly, the Company does not disclose the value of unsatisfied performance obligations since the original expected duration of the contracts is one year or less.

k.      Cost of revenue:

Cost of revenue primarily consist of payment processing charges, costs associated with third party data centers used to host the Company’s platform and the amortization of acquired technology (see also Note 5).

l.       Research and development costs, net:

Research and development expenses primarily consist of salaries and benefits related costs, third-party software tools and hosting fees and allocated overhead costs. Research and development costs, net of royalty bearing grants received, are charged to the statement of operations as incurred.

m.     Royalty bearing grants:

Royalty bearing grants from the Israeli Innovation Authority (“IIA”) (previously known as the Office of the Chief Scientist) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses.

The Company recognized participations in research and development as a reduction of research and development expenses for the years ended December 31, 2021 and 2020 in the amount of $321 and $471, respectively.

n.      Advertising and Marketing Costs:

Advertising and Marketing costs consisting of online advertising expenses to promote the Company’s brand and expensed (“consumer traffic acquisition cost”) as incurred.

For the years ended December 31, 2021 and 2020, advertising and marketing expenses were $12,223 and $1,231, respectively.

o.      Income Taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that some portion of the entire deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, “Income Taxes”. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

p.      Contingent Liabilities:

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2021 and 2020, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

q.      Concentration of credit risks:

Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents, short term deposits, funds held by clearing companies and receivables.

For cash and cash equivalents, the Company is exposed to credit risk in the event of default by the financial institutions to the extent of the amounts recorded on the accompanying consolidated balance sheets exceed federally insured limits or similar limits in other jurisdictions. The Company places its cash and cash equivalents and short-term deposits with financial institutions with high-quality credit ratings and has not experienced any losses in such accounts.

For funds held by clearing companies, the Company is exposed to credit risk in the event of default by the clearing companies. The Company’s clearing companies consists of financial institutions with a high-quality credit rating and has not experienced any losses in such accounts.

For receivables, the Company is exposed to credit risk in the event of nonpayment to the extent of the amounts recorded on the accompanying consolidated balance sheets.

r.       Fair value of financial instruments:

The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at measurement date.

Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 — Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Cash and cash equivalents, short-term deposit, funds held by clearing companies, other receivables and prepaid expenses, trade payables, other accounts payable and accrued expenses are stated at their carrying value, which approximate fair value due to the short-term maturity of these instruments.

The fair value measurement of warrant liability (Note 7b, 7c and Note 9), SAFE (Note 7a), financial commitment assets (FCA) (Note 7b, 7c) and embedded derivative (Note 7b) are measured using unobservable inputs that require a high level of judgment to determine fair value, and thus are classified as Level 3 financial instruments. The Company estimates the fair value of warrant liability, SAFE, FCA and embedded derivative using the Binominal Option Pricing model, Monta Carlo Simulation model and Probability Weighted Expected Return Method, respectively.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

s.       Leases

The Company enters into various monthly operating leases for its operations. In certain lease agreements, the Company may receive renewals or expansion options, rent holidays, and other incentives. Lease expense is recognized over the term of the lease, starting when the Company takes possession of or controls the physical use of the property.

t.       Severance pay:

Pursuant to Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”), all of the Company’s employees are included under this section and entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay and the deposits under Section 14 are not recorded as an asset in the Company’s consolidated balance sheets.

Severance cost amounted to $193 and $109 for the years ended December 31, 2021 and 2020, respectively.

u.      Basic and diluted net loss per Ordinary share:

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to Ordinary shareholders for the period to be allocated between Ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its Preferred shares and Ordinary A share to be participating securities as the holders of the Preferred shares and Ordinary A share would be entitled to dividends that would be distributed to the holders of Ordinary shares, on a pro-rata basis, on an as-converted basis. In addition, the Company considers its unvested restricted Ordinary shares to be participating securities as the holders of the restricted Ordinary share would be entitled to dividends that would be distributed to the holders of Ordinary shares and are subject to contingent criteria as stated in at Note 11. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to Ordinary shareholders by the weighted-average number of shares of Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the as-if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

v.       Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation”. ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line attribution method over the requisite service period of each of the awards. The Company recognizes forfeitures of awards as they occur. For graded vesting awards, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its share-options awards. The option-pricing model requires several assumptions, of which the most significant are the expected share price volatility and the expected option term (See Note 11).

w.      Recently Adopted Accounting Pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from GAAP the liability and equity separation model for convertible instruments with a cash conversion feature and a beneficial conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt. Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Additionally, the amendments in this update remove certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity. ASU 2020-06 is effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis. The Company early adopted ASU 2020-06 as of January 1, 2021 using the modified retrospective approach. The adoption did not have a material impact on the Company’s consolidated financial statements.

x.      Recently Issued Accounting Pronouncements Not Yet Adopted:

In February 2016, the FASB issued ASU 2016-02 — Leases, requiring the recognition of lease assets and liabilities on the balance sheet. The standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease-term of more than 12 months. The standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company does not expect a material impact of the new guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which replaces the existing incurred loss impairment model with an expected credit loss model and requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected. The guidance will be effective for the Company beginning January 1, 2023. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

Moringa Acquisition Corp [Member]
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES:

a.      Basis of Presentation

The Company’s unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC for interim financial information and the instructions to Form 10-Q.

b.      Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards.

The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible, because of the potential differences in accounting standards used.

c.      Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

As of September 30, 2022, the Company held its cash and cash equivalents in an SVB bank account, and its Investments Held in Trust Account in Goldman Sachs money market funds. Money market funds are characterized as Level I investments within the fair value hierarchy under ASC 820.

d.      Class A Ordinary Shares subject to possible redemption

As discussed in Note 1, all of the 11,500,000 shares of Class A ordinary shares sold as parts of the Units in the Public Offering contain a redemption feature. In accordance with the Accounting Standards Codification 480-10-S99-3A “Classification and Measurement of Redeemable Securities”, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company has classified all of the shares sold under the Public Units as subject to possible redemption.

Immediately upon the Closing of the Public Offering, the Company recognized the accretion from the offering costs allocated to the Class A Ordinary Shares subject to possible redemption, in an amount of $2,551,880.

e.      Net profit (loss) per share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net profit (loss) per share is computed by dividing net profit (loss) by the weighted average number of shares outstanding during the period. The Company applies the two-class method in calculating net profit (loss) per each class of shares: the non-redeemable shares, which include the Private Class A Ordinary Shares, as defined in Note 7, and the Class B ordinary shares (hereafter and collectively — Non-Redeemable class A and B ordinary shares; and the Class A ordinary shares subject to possible redemption.

In order to determine the net profit (loss) attributable to each class, the Company first considered the total profit (loss) allocable to both sets of shares. This is calculated using the total net profit (loss) less any Interest Earned on Investments Held in Trust Account. Then, the Interest Earned on Investments Held in Trust Account for the period (being the accretion to redemption value of the Class A ordinary shares subject to possible redemption) is fully allocated to the Class A ordinary shares subject to redemption.

For each of the three and nine months ended September 30, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares and then share in the earnings of the Company. The Company has not considered the effect of the warrants sold in the Initial Public Offering and Private Placements to purchase an aggregate of 5,940,000 warrants in the calculation of diluted net profit (loss) per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted net profit (loss) per share is the same as basic net profit (loss) per share for each of the periods presented, and for each class.

f.       Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

g.      Public Warrants

The Company applied the provisions of ASC 815-40 and classified its public warrants, issued as part of the Public Units as detailed in Note 3, as equity securities.

h.      Private Warrant liability

The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging”, under which the warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations. Refer to Note 6 for information regarding the model used to estimate the faie value of the Private Warrants (as defined in Note 3).

i.       Financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures”, approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

j.       Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates and such differences may have a material impact on the Company’s financial statements.

k.      Income tax

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes (hereafter — ASC 740). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

l.       Recent accounting pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted would have a material effect on the Company’s financial statements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES:

a.      Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the SEC.

b.      Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards.

The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible, because of the potential differences in accounting standards used.

c.      Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

As of December 31, 2021, the Company held its cash and cash equivalents in an SVB bank account, and its investments Held in Trust Account in Goldman Sachs money market funds. Money market funds are characterized as Level I investments within the fair value hierarchy under ASC 820.

d.      Class A Ordinary Shares subject to possible redemption

As discussed in Note 1, all of the 11,500,000 shares of Class A ordinary shares sold as parts of the Units in the Public Offering contain a redemption feature. In accordance with the Accounting Standards Codification 480-10-S99-3A “Classification and Measurement of Redeemable Securities,” redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity’s equity instruments, are excluded from the provisions of ASC 480. The Company has classified all of the shares sold under the Public Units as subject to possible redemption.

Immediately upon the Closing of the Public Offering, the Company recognized the accretion from the offering costs allocated to the Class A Ordinary Shares subject to possible redemption.

As of December 31, 2021, the shares of Class A Ordinary Shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

As of December 31, 2021
Gross proceeds	$115,000,000
Less:
Portion of offering costs attributable to Class A shares subject to possible redemption	$(2,551,880)
Plus:
Accretion to redemption value	$2,551,880
Class A ordinary shares subject to possible redemption	$115,000,000

e.      Net loss per share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net loss per share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. The Company applies the two-class method in calculating net loss per each share — Class A ordinary share subject to possible redemption, non-redeemable Class A and Class B ordinary shares. Accretion associated with the Class A ordinary shares subject to possible redemption is excluded from Net Loss per Share as the redemption value approximates fair value.

As of December 31, 2021, the Company had outstanding warrants to purchase up to 5,940,000 shares of Class A ordinary shares. The weighted average of these shares was excluded from the calculation of diluted net loss per share since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into shares and then share in the earnings of the Company. As a result, diluted net loss per share is the same as basic net loss per share for the period.

f.       Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

g.      Public Warrants

The Company applied the provisions of ASC 815-40 and classified its public warrants, issued as part of the Public Units as detailed in Note 3, as equity securities.

g.      Private Warrant liability

The Company accounts for the warrants in accordance with the guidance contained in Accounting Standards Codification 815 (“ASC 815”), “Derivatives and Hedging,” under which the warrants do not meet the criteria for equity treatment and must be recorded as derivative liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Private Warrants (as defined in Note 3) has been estimated using a Black-Scholes-Merton model.

h.      Financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature.

i.       Use of estimates in the preparation of financial statements

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates and such differences may have a material impact on the Company’s financial statements.

j.       Offering Costs

The Company complies with the requirements of the Accounting Standards Codification 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A — “Expenses of Offering.” The Company incurred offering costs in connection with its Public Offering of $334,345. These costs, together with the upfront underwriter discount, of $2,300,000 were allocated between the sale of the Public Units and the Private Units.

Out of the total amount of offering costs, an amount of $7,599 was allocated to the Private Warrant Liability, and therefore charged as an expense.

k.      Income tax

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes (hereafter — ASC 740). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015– 17.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).